Expense Example	Mar. 10, 2026 USD ($)
Pacer S&P 500 3AI Top 100 ETF | Pacer S&P 500 3AI Top 100 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Pacer S&P World 3AI Top 300 ETF | Pacer S&P World 3AI Top 300 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	$ 192